Other disclosures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Disclosures
Funds under investment management (1)		R$ 134,133
Administered Funds	227,012,763	242,717,969
Total	R$ 227,012,763	R$ 242,852,102